Material Cybersecurity Incident Disclosure	Mar. 24, 2026
Material Cybersecurity Incident [Abstract]
Material Cybersecurity Incident Nature [Text Block]	The Company is continuing to investigate the nature and scope of the incident.
Material Cybersecurity Incident Scope [Text Block]	This Current Report on Form 8-K contains forward-looking statements within the meaning of the federal securities laws, including statements regarding the scope of the incident, whether and to what extent patient information or other data was accessed or exfiltrated, the categories and volume of data affected, the effectiveness of the Company’s containment and remediation efforts, the Company’s assessment of notification obligations, and the actual and reasonably likely impact of the incident on the Company’s business, operations, financial condition and results of operations.